Stockholders' Equity (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 27, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021
Common shares, shares issued			30,088,000	35,034,000
Common stock issued			$ 3	$ 4
Closing Sale Price Not Below 1200 Per Share [Member]
Common stock per share		$ 12
Lincoln Park [Member]
Common shares, shares issued		100,000	0
Common stock with the fair value		$ 300
Common stock purchase commitment		$ 100
Common stock per share		$ 1
Sole discretion purchase common stock		30,000
Description of common stock closing sale transaction			The Regular Purchase Share Limit may be increased to up to 35,000 shares and 40,000 shares if the closing price of the Company’s common stock is not below $10.00 per share and $12.00 per share, respectively. Any single purchase of the Company’s common stock shall not exceed $3.5 million.
Purchase price of additional shares		purchase price per share equal to 96% of the lower of (i) the closing price of the Company’s common stock on the purchase date and (ii) the volume weighted average price of the Company’s common stock on the purchase date.
Share issued, shares			0
Lincoln Park [Member] | Closing Sale Price Not Below 10.00 per Share [Member]
Common stock per share		$ 10
Guggenheim Securities, LLC [Member]
Common stock issued			$ 23,000
Compensation payable			3.00%
Maximum [Member]
Sale of stock, consideration received on transaction		$ 3,500
Maximum [Member] | Closing Sale Price Not Below 10.00 per Share [Member]
Common shares, shares issued		35,000,000
Maximum [Member] | Closing Sale Price Not Below 1200 Per Share [Member]
Common shares, shares issued		40,000,000
Maximum [Member] | Lincoln Park [Member]
Sale of stock, consideration received on transaction		$ 50,000
Common shares, shares issued		7,000,000
Stock Issuance period	36 months
Purchase of additional shares		500,000
Minimum [Member] | Lincoln Park [Member]
Sale of stock, consideration received on transaction		$ 30,000